Restatement of Previously Issued Financial Statements (Q3) (Details)	9 Months Ended
Sep. 30, 2021 USD ($)
Revision Of Previously Issued Financial Statements [Abstract]
Permanent equity to maintain shareholders' equity amount	$ 5,000,000
Net tangible assets	$ 5,000,001